Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Schedule of Contractual Maturities of Financial Liabilities

The following table presents the contractual maturities of the financial liabilities as of December 31, 2020:

		Contractual Cash flows
	Carrying amount	Less than 1 year	1-3 years	3 - 5 years	More than 5 years	Total
Accounts payable and accrued liabilities 1)	$16,835	$16,835	$—	$—	$—	$16,835
Long-term portion of royalty payment obligations	107	—	51	51	229	331
Lease liabilities	33,452	7,434	13,957	13,328	30,725	65,444
Long-term portion of other employee benefit liabilities	206	—	206	—	—	206
Long-term debt 2)	40,532	3,945	10,649	40,353	—	54,947
	$91,132	$28,214	$24,863	$53,732	$30,954	$137,763

1) Short term portions of the royalty payment obligations and of other employee benefit liabilities are included in the account payable and accrued liabilities.

2) Under the terms of the consolidated loan agreement (note 16), SALP may decide to cancel a portion of the principal value of the loans as payment upon the exercise of their 168,735 warrants #10 and 3,947,367 November 2020 warrants. The maximum repayment due on the loans have been included in the above table.

Schedule of Net Exposure to Currency Risk through Assets and Liabilities

As at December 31, 2020 and 2019, the Company’s net exposure to currency risk through assets and liabilities denominated respectively in US$ and £ was as follows:

	2020		2019
	Amount	Equivalent in	Amount	Equivalent in
Exposure in US$	in U.S. dollar	full CDN dollar	in U.S. dollar	full CDN dollar
Cash and cash equivalents	17,281,338	22,018,153	26,032,017	33,883,273
Accounts receivable	886,211	1,129,121	159,604	207,741
Other long-term assets	45,428	57,880	45,428	59,129
Accounts payable and accrued liabilities	(6,023,877)	(7,675,022)	(7,209,564)	(9,383,969)
Lease liabilities	(10,918,525)	(13,911,293)	(22,426,384)	(29,140,152)
Other long-term liabilities	(162,000)	(206,404)	—	—
Net exposure	1,108,575	1,412,435	(3,398,899)	(4,373,978)

	2020		2019
	Amount	Equivalent in	Amount	Equivalent in
Exposure in £	in £	full CDN dollar	in £	full CDN dollar
Cash and cash equivalents	4,619,225	8,032,832	279,840	480,233
Accounts receivable	230,588	400,993	713,078	1,223,713
Income tax receivable	—	—	5,369,467	9,214,542
Accounts payable and accrued liabilities	(983,697)	(1,710,649)	(971,763)	(1,667,642)
Lease liabilities	(271,623)	(472,352)	(350,783)	(601,979)
Net exposure	3,594,493	6,250,824	5,039,839	8,648,867